Grants	12 Months Ended
Dec. 31, 2017
Grants
Grants

(18)Grants

Details are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Capital grants	11,010	11,311
Interest rate grants (preference loans) (See note 20 ( e))	812	885

	11,822	12,196

Interest-rate grants (preference loans) reflect the implicit interest on loans extended by the Spanish Ministry of Science and Technology as these are interest free.

Grants of Euros 323 thousand have been transferred to the consolidated statement of profit and loss during the year ended 31 December 2017 (Euros 1,154 thousand at 31 December 2016 and Euros 1,227 thousand at 31 December 2015).